Principal Accountant Fees (Tables)	12 Months Ended
Dec. 31, 2024
Principal Accountant Fees
Schedule of fees for audit and other professional services

€ millions	2024			2023			2022
	BDO AG	Foreign BDO		BDO AG	Foreign BDO		KPMG AG	Foreign
	(Germany)	Firms	Total	(Germany)	Firms	Total	(Germany)	KPMG Firms	Total
Audit fees	8	6	14	8	5	13	4	10	14
Audit-related fees	1	6	7	0	1	1	3	7	10
Tax fees	0	0	0	0	0	0	0	0	0
All other fees	0	0	0	0	0	0	0	0	0
Total	9	11	20	8	6	14	7	17	24